INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2018, 2017 and 2016, the Company had the following participation in investments that are recorded using the equity method:

	2018	2017	2016
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	58,089	19,558	16,858	21,673
Non-current assets	967,954	302,362	290,370	375,222
Total assets	1,026,043	321,920	307,228	396,895
Current liabilities	69,181	18,252	19,487	31,442
Non-current liabilities (1)	931,755	297,060	281,627	353,068
Total liabilities	1,000,936	315,312	301,114	384,510
Total shareholders' equity (2)	25,107	6,608	6,114	12,385

	As of December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	97,723	26,242	29,152	42,329
Non-current assets	1,020,067	317,450	305,852	396,765
Total assets	1,117,790	343,692	335,004	439,094
Current liabilities	106,628	25,642	29,443	51,543
Non-current liabilities (1)	1,000,484	315,415	302,819	382,250
Total liabilities	1,107,112	341,057	332,262	433,793
Total shareholders' equity (2)	10,678	2,635	2,742	5,301

(1)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2018, include $109.0 million (2017: $113.0 million), $80.0 million (2017: $80.0 million) and $121.0 million (2017: $121.0 million) due to Ship Finance, respectively (see Note 24: Related party transactions). In addition, SFL Hercules and SFL Linus current liabilities at December 31, 2018, include a further $10.1 million and $21.7 million due to Ship Finance. SFL Deepwater balance was $nil (2017: $0.1 million, $3.6 million and $0.2 million) due to Ship Finance (see Note 24: Related party transactions).

(2)
In the year ended December 31, 2018, SFL Deepwater, SFL Hercules and SFL Linus did not pay any dividends (2017: $3.4 million; 2016: $46.3 million), (2017: $3.8 million; 2016: $25.1 million), (2017: $7.3 million; 2016: $42.1 million), respectively.

Summarized statement of operations information of the Company's wholly-owned equity method investees is shown below.

	Year ended December 31, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	64,572	19,594	19,126	25,852
Net operating revenues	64,410	19,540	19,049	25,821
Net income (3)	14,635	3,973	3,372	7,290

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income (3)	23,766	5,981	6,462	11,323

	Year ended December 31, 2016
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	80,269	22,088	23,292	34,889
Net operating revenues	80,269	22,088	23,292	34,889
Net income (3)	27,765	6,778	6,424	14,563

(3)
The net income of SFL Deepwater, SFL Hercules and SFL Linus for the year ended December 31, 2018, includes interest payable to Ship Finance amounting to $5.1 million (2017: $5.4 million; 2016: $6.5 million), $3.6 million (2017: $4.3 million; 2016: $6.5 million), and $5.4 million (2017: $5.5 million; 2016: $5.6 million), respectively (see Note 24: Related party transactions).